Concentrations of Credit Risk (Details Textual)	12 Months Ended
	Apr. 02, 2016	Mar. 28, 2015	Mar. 29, 2014
Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | Other End Customer [Member]
Concentrations of Credit Risk (Textual)
Percentage	37.00%	32.00%	20.00%
Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | Huawei [Member]
Concentrations of Credit Risk (Textual)
Percentage	12.00%	7.00%	4.00%
Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | Samsung [Member]
Concentrations of Credit Risk (Textual)
Percentage	7.00%	14.00%	25.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Huawei [Member]
Concentrations of Credit Risk (Textual)
Percentage	13.00%	7.00%	5.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Samsung [Member]
Concentrations of Credit Risk (Textual)
Percentage	10.00%	7.00%	25.00%